COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Year ended March 31:
2015	13,098,314
2016	13,900,657
2017	9,496,776
2018	9,971,305
2019	10,467,905
Thereafter	10,986,576
Total	67,921,533
Rental expense for operating leases	7,848,918	6,517,907	5,159,138
Minimum
Lease commitments
Operating lease term	19 months
Maximum
Lease commitments
Operating lease term	6 years
Year ended March 31:
Operating lease term which were not renewed	1 month